Shareholder remuneration system and earnings per share - Schedule of shareholder remuneration (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Dividends paid, ordinary shares, % of par value	25.00%	22.00%
Dividends paid, other shares (without vote, redeemable, etc.), % of par value	0.00%	0.00%
Total remuneration paid, % of par value	25.00%	22.00%
Dividends paid out of profit, % of par value	25.00%	22.00%
Dividends paid with a charge to reserves or share premium, % of par value	0.00%	0.00%
Dividend in kind, % of par value	0.00%	0.00%
Flexible payment, % of par value	0.00%	0.00%
Dividend paid, ordinary shares (in euro per share)	€ 0.125	€ 0.110
Dividends paid, other shares (without vote, redeemable, etc.) (in euro per share)	0	0
Total remuneration paid (in euro per share)	0.125	0.110
Dividends paid out of profit (in euro per share)	0.125	0.110
Dividends paid with a charge to reserves or share premium (in euro per share)	0	0
Dividend in kind (in euro per share)	0	0
Flexible payment (in euro per share)	€ 0	€ 0
Ordinary shares	€ 1,801	€ 1,643
Other shares (without vote, redeemable, etc.)	0	0
Total remuneration paid	1,801	1,643
Dividend paid out of profit	1,801	1,643
Dividend paid with a charge to reserves or share premium	0	0
Dividend in kind	0	0
Flexible payment	€ 0	€ 0